RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Oct. 02, 2023	Sep. 22, 2023	Sep. 02, 2021
Related Party Transaction [Line Items]
Distributions paid					$ 0	$ 15,692
Notes payable current	$ 2,800,000		$ 2,800,000		2,700,000
Business combination, contingent consideration, asset									$ 4,244,400
Nobility LLC [Member]
Related Party Transaction [Line Items]
Working capital					0	158,384
Accrued reimbursable expenses payable	294,715		404,483	$ 265,241	619,301	265,241
Nobility LLC [Member] | Operating Agreement [Member]
Related Party Transaction [Line Items]
Management fees					49,014	$ 36,502
Management Fee Expense	6,877	$ 36,502
Payment for Management Fee			29,280	$ 20,062
Related Party [Member]
Related Party Transaction [Line Items]
Notes payable current	2,700,000		2,700,000		2,700,000			$ 2,325,000
Business combination, contingent consideration, asset							$ 375,000
Interest rate								13.25%
Accrued interest	$ 384,545		$ 384,545		$ 95,031